DEWEY BALLANTINE LLP

1301 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10019-6092

TEL 212 259-8000   FAX 212 259-6333

July 26, 2005

BY ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Platinum Underwriters Finance and Platinum Underwriters Holdings
Registration Statement on Form S-4

Dear Ladies and Gentlemen:

On behalf of our clients, Platinum Underwriters Finance, Inc., a Delaware corporation (the “Company”), and Platinum Underwriters Holdings, Ltd., a Bermuda corporation (the “Guarantor”), we hereby submit for filing under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission pursuant to the Securities and Exchange Commission’s EDGAR program, the Company’s and the Guarantor’s Registration Statement on Form S-4 and exhibits thereto, for registration under the Securities Act of securities in connection with an exchange offer described in the Registration Statement.

Please be advised that the Company wired $29,425.00 to the Commission’s account with Mellon Bank in payment of the requisite filing fee.

If you have any questions concerning the foregoing, please contact me at (212) 259-6680.

Very truly yours,

/s/  Jonathan L. Freedman

Jonathan L. Freedman

Enclosure

cc:    Michael E. Lombardozzi
Executive Vice President, General Counsel & Secretary
Platinum Underwriters Holdings, Ltd.

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